N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO of AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
FutureFund Series Account
Prospectus:
Portfolio Company Objective [Text Block]	TYPE / INVESTMENTOBJECTIVESeeks long-term growth of capital and current income
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company’s Current Expense reflects a temporary fee reduction.
FutureFund Series Account | AlgerBalancedPortfolioClassI2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and long-term capital appreciation
Portfolio Company Name [Text Block]	Alger Balanced Portfolio Fund
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(11.31%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	7.99%
FutureFund Series Account | AlgerMidCapGrowthPortfolioClassI2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio Fund
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(36.07%)
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	9.61%
FutureFund Series Account | EmpowerAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	9.09%
FutureFund Series Account | EmpowerConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital preservation primarily through investments in funds that emphasize fixed income investments
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(9.93%)
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	3.65%
FutureFund Series Account | EmpowerLifetime2015FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(12.27%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	5.00%
FutureFund Series Account | EmpowerLifetime2020FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.95%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.95%
FutureFund Series Account | EmpowerLifetime2025FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.83%)
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.20%
FutureFund Series Account | EmpowerLifetime2030FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.62%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.06%
FutureFund Series Account | EmpowerLifetime2035FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	7.37%
FutureFund Series Account | EmpowerLifetime2040FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.13%
FutureFund Series Account | EmpowerLifetime2050FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.34%
FutureFund Series Account | EmpowerLifetime2055FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.13%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.55%
FutureFund Series Account | EmpowerLifetime2060FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.10%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.44%
FutureFund Series Account | EmpowerModerateProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(12.02%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	6.15%
FutureFund Series Account | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investments in funds that emphasize equity investments and, to a lesser degree, in funds that emphasize fixed income investments
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
FutureFund Series Account | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(25.36%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.22%
FutureFund Series Account | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
FutureFund Series Account | EmpowerSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC
Portfolio Company Subadviser [Text Block]	Lord Abbett Equity Trust (Formerly Lord, Abbett & Co LLC; Peregrine Capital Management)